UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock Investments

John Hancock Sovereign Investors Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2013

Sovereign Investors Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Common Stocks 97.1%		$576,874,909

(Cost $388,642,425)

Consumer Discretionary 12.6%		74,514,507

Hotels, Restaurants & Leisure 1.9%
Marriott International, Inc., Class A	93,100	3,870,165
McDonald's Corp.	76,400	7,493,312

Media 2.3%
Comcast Corp., Class A	293,200	13,217,456

Multiline Retail 2.3%
Target Corp.	193,400	13,779,750

Specialty Retail 2.2%
TJX Companies, Inc.	252,600	13,145,304

Textiles, Apparel & Luxury Goods 3.9%
NIKE, Inc., Class B	206,000	12,961,520
VF Corp. (L)	51,000	10,047,000

Consumer Staples 11.1%		65,781,045

Beverages 4.0%
Diageo PLC, ADR (L)	49,800	6,241,434
PepsiCo, Inc.	137,425	11,480,485
The Coca-Cola Company	150,500	6,032,040

Food & Staples Retailing 3.2%
CVS Caremark Corp.	165,600	10,182,744
Wal-Mart Stores, Inc.	112,400	8,760,456

Household Products 1.6%
The Procter & Gamble Company	118,495	9,515,149

Tobacco 2.3%
Philip Morris International, Inc.	152,150	13,568,737

Energy 10.8%		64,388,026

Oil, Gas & Consumable Fuels 10.8%
Chevron Corp.	167,000	21,023,630
Exxon Mobil Corp.	155,900	14,615,625
Occidental Petroleum Corp.	224,300	19,973,915
The Williams Companies, Inc.	256,800	8,774,856

Financials 14.3%		84,958,214

Capital Markets 3.4%
T. Rowe Price Group, Inc.	149,300	11,233,332
The Goldman Sachs Group, Inc.	53,300	8,742,799

Commercial Banks 3.6%
Cullen/Frost Bankers, Inc. (L)	145,000	10,445,800
Wells Fargo & Company	256,400	11,153,400

Diversified Financial Services 2.1%
JPMorgan Chase & Company	221,391	12,338,120

Insurance 4.0%
ACE, Ltd.	139,400	12,738,372
Aflac, Inc.	182,000	11,225,760

Real Estate Investment Trusts 1.2%
Essex Property Trust, Inc.	43,900	7,080,631

1

Sovereign Investors Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Health Care 15.7%		$93,449,303

Health Care Equipment & Supplies 2.4%
Baxter International, Inc.	195,900	14,308,536

Health Care Providers & Services 4.6%
AmerisourceBergen Corp.	272,800	15,896,056
UnitedHealth Group, Inc.	157,400	11,466,590

Pharmaceuticals 8.7%
Johnson & Johnson	222,500	20,803,750
Novartis AG, ADR (L)	162,358	11,626,456
Pfizer, Inc.	340,500	9,952,815
Sanofi, ADR	182,500	9,395,100

Industrials 10.2%		60,342,267

Aerospace & Defense 2.4%
United Technologies Corp.	136,000	14,357,520

Industrial Conglomerates 1.9%
General Electric Company	454,150	11,067,636

Machinery 3.5%
Caterpillar, Inc.	55,476	4,599,515
Dover Corp.	118,900	10,182,596
Pentair, Ltd.	100,200	6,120,216

Professional Services 1.3%
Robert Half International, Inc.	209,400	7,798,056

Road & Rail 1.1%
Union Pacific Corp.	39,200	6,216,728

Information Technology 16.5%		98,203,641

Communications Equipment 2.8%
QUALCOMM, Inc.	259,000	16,718,450

Computers & Peripherals 3.7%
Apple, Inc.	49,125	22,229,063

IT Services 3.4%
IBM Corp.	104,500	20,381,680

Semiconductors & Semiconductor Equipment 2.1%
Microchip Technology, Inc. (L)	312,500	12,418,750

Software 4.5%
Microsoft Corp.	351,750	11,196,203
Oracle Corp.	471,700	15,259,495

Materials 2.3%		13,815,500

Chemicals 1.3%
Praxair, Inc.	65,800	7,907,186

Metals & Mining 1.0%
Nucor Corp.	126,300	5,908,314

Telecommunication Services 2.3%		13,462,947

Diversified Telecommunication Services 2.3%
AT&T, Inc.	381,711	13,462,947

2

Sovereign Investors Fund
As of 7-31-13 (Unaudited)

		Shares	Value
Utilities 1.3%			$7,959,459

Electric Utilities 1.3%
NextEra Energy, Inc.		91,900	7,959,459

	Yield (%)	Shares	Value
Securities Lending Collateral 4.7%			$27,712,917

(Cost $27,705,531)

John Hancock Collateral Investment Trust (W)	0.1995 (Y)	2,769,270	27,712,917

		Par value	Value
Short-Term Investments 2.7%			$16,124,000

(Cost $16,124,000)

Repurchase Agreement 2.7%			16,124,000

Barclays Tri-Party Repurchase Agreement dated 7-31-13 at 0.070% to be repurchased at $15,610,030 on 8-1-13, collateralized by $13,601,100 U.S. Treasury
Bond, 4.500% due 5-15-38 (valued at $15,922,342, including interest)		$15,610,000	15,610,000
Repurchase Agreement with State Street Corp. dated 7-31-13 at 0.010% to be repurchased at $514,000 on 8-1-13, collateralized by $530,000 U.S. Treasury Note,
0.875% due 4-30-17 (valued at $528,841 including interest)		514,000	514,000

Total investments (Cost $432,471,956)† 104.5%			$620,711,826

Other assets and liabilities, net (4.5%)			($26,661,138)

Total net assets 100.0%			$594,050,688

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(L) A portion of this security is on loan as of 7-31-13. The value of securities on loan amounted to $27,499,274.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 7-31-13.

† At 7-31-13, the aggregate cost of investment securities for federal income tax purposes was $433,706,528. Net unrealized appreciation aggregated $187,005,298, of which $187,005,298 related to appreciated investment securities and $0 related to depreciated investment securities.

3

Sovereign Investors Fund
As of 7-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Certain short-term securities are valued at amortized cost.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2013, all investments are categorized as Level 1 under the hierarchy described above except for repurchase agreements, which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

29Q3 7/13
9/13

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.

John Hancock Investments

John Hancock Balanced Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2013

Balanced Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Common Stocks 65.4%		$708,968,590

(Cost $514,897,071)

Consumer Discretionary 5.3%		57,725,991

Automobiles 0.7%
Ford Motor Company	458,194	7,734,315

Hotels, Restaurants & Leisure 1.0%
Carnival Corp.	193,743	7,174,303
McDonald's Corp.	31,772	3,116,198
SeaWorld Entertainment, Inc.	30,000	1,100,100

Internet & Catalog Retail 1.0%
Amazon.com, Inc. (I)	36,934	11,125,259

Media 0.4%
News Corp., Class A (I)	29,926	481,509
Twenty-first Century Fox, Inc.	119,707	3,590,013

Multiline Retail 0.4%
Target Corp.	56,750	4,043,438

Specialty Retail 1.8%
Foot Locker, Inc. (L)	166,921	6,030,856
Lowe's Companies, Inc.	299,013	13,330,000

Consumer Staples 6.3%		67,879,515

Beverages 1.5%
PepsiCo, Inc.	189,238	15,808,943

Food & Staples Retailing 2.1%
CVS Caremark Corp.	274,330	16,868,552
Wal-Mart Stores, Inc.	73,337	5,715,886

Food Products 1.7%
Archer-Daniels-Midland Company	99,345	3,623,112
Kraft Foods Group, Inc.	142,279	8,050,146
Mondelez International, Inc., Class A	206,107	6,444,966

Household Products 1.0%
The Procter & Gamble Company	141,568	11,367,910

Energy 7.6%		82,204,578

Energy Equipment & Services 2.0%
Noble Corp.	112,405	4,293,871
Schlumberger, Ltd.	169,509	13,786,167
Weatherford International, Ltd. (I)(L)	284,077	3,965,715

Oil, Gas & Consumable Fuels 5.6%
Brazil Ethanol, Inc. (I)(S)	111,100	1,111
ConocoPhillips	51,629	3,348,657
Crescent Point Energy Corp. (L)	37,831	1,434,639
Denbury Resources, Inc. (I)	276,412	4,837,210
Exxon Mobil Corp.	76,085	7,132,969
Kinder Morgan, Inc.	120,000	4,531,200
Occidental Petroleum Corp.	70,634	6,289,958
Spectra Energy Corp. (L)	302,326	10,880,713
Suncor Energy, Inc.	280,121	8,860,227
The Williams Companies, Inc.	280,788	9,594,526
Total SA, ADR	61,218	3,247,615

1

Balanced Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Financials 14.1%		$152,996,905

Capital Markets 4.4%
Apollo Global Management LLC	64,412	1,721,089
Ares Capital Corp.	529,271	9,415,731
BlackRock, Inc.	38,446	10,840,234
Franklin Resources, Inc.	127,245	6,219,736
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	300,000	3,561,000
Hercules Technology Growth Capital, Inc.	250,000	3,485,000
The Blackstone Group LP	72,327	1,630,974
The Carlyle Group LP (L)	195,000	5,458,050
The Goldman Sachs Group, Inc.	33,544	5,502,222

Commercial Banks 1.8%
HSBC Holdings PLC, ADR	59,094	3,353,585
PNC Financial Services Group, Inc.	105,176	7,998,635
U.S. Bancorp	216,598	8,083,437

Diversified Financial Services 2.9%
Citigroup, Inc.	126,955	6,619,434
JPMorgan Chase & Company	450,898	25,128,546

Insurance 3.0%
Berkshire Hathaway, Inc., Class B (I)	93,593	10,844,621
MetLife, Inc.	367,753	17,806,600
Validus Holdings, Ltd.	105,546	3,739,495

Real Estate Investment Trusts 1.7%
American Capital Agency Corp.	97,395	2,194,309
Digital Realty Trust, Inc.	72,079	3,985,248
MFA Financial, Inc.	170,081	1,357,246
Spirit Realty Capital, Inc.	242,677	2,215,641
Weyerhaeuser Company	300,000	8,520,000

Thrifts & Mortgage Finance 0.3%
Home Loan Servicing Solutions, Ltd.	64,151	1,605,700
New York Community Bancorp, Inc. (L)	112,747	1,710,372

Health Care 9.2%		100,029,269

Biotechnology 1.0%
Amgen, Inc.	96,599	10,460,706

Health Care Equipment & Supplies 1.5%
Abbott Laboratories	178,781	6,548,748
Medtronic, Inc.	181,746	10,039,649

Health Care Providers & Services 1.2%
Cardinal Health, Inc.	146,421	7,334,228
Express Scripts Holding Company (I)	91,127	5,973,375

Pharmaceuticals 5.5%
AbbVie, Inc.	136,094	6,189,555
Eli Lilly & Company	77,105	4,095,047
Merck & Company, Inc.	179,889	8,665,240
Novartis AG, ADR (L)	46,739	3,346,980
Pfizer, Inc.	592,339	17,314,069
Roche Holding AG	242,005	14,837,327
Sanofi, ADR	101,483	5,224,345

Industrials 7.0%		75,785,118

Aerospace & Defense 2.2%
Honeywell International, Inc.	83,970	6,967,831

2

Balanced Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Industrials (continued)

United Technologies Corp.	160,123	$16,904,185

Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	85,664	7,435,635

Commercial Services & Supplies 1.1%
Iron Mountain, Inc.	137,400	3,819,720
Republic Services, Inc.	248,858	8,438,775

Construction & Engineering 0.7%
Fluor Corp.	117,310	7,338,914

Industrial Conglomerates 1.4%
Danaher Corp.	99,604	6,707,333
General Electric Company	347,073	8,458,169

Machinery 0.4%
Caterpillar, Inc. (L)	55,438	4,596,365

Professional Services 0.5%
Nielsen Holdings NV	146,509	4,896,331

Trading Companies & Distributors 0.0%
Textainer Group Holdings, Ltd. (L)	6,269	221,860

Information Technology 10.3%		111,636,815

Communications Equipment 2.2%
QUALCOMM, Inc.	363,949	23,492,908

Computers & Peripherals 3.0%
Apple, Inc.	47,957	21,700,543
EMC Corp.	434,287	11,356,605

Internet Software & Services 1.7%
Google, Inc., Class A (I)	17,315	15,368,794
LinkedIn Corp., Class A (I)	13,458	2,742,606

Software 3.4%
Intuit, Inc.	137,941	8,817,189
Microsoft Corp.	663,451	21,117,645
Oracle Corp.	217,636	7,040,525

Materials 2.2%		23,388,668

Chemicals 2.1%
Air Products & Chemicals, Inc.	30,030	3,262,459
E.I. du Pont de Nemours & Company	221,428	12,774,181
Ecolab, Inc.	76,069	7,008,998

Metals & Mining 0.1%
Avalon Rare Metals, Inc. (I)	451,700	343,030

Telecommunication Services 1.3%		14,438,440

Diversified Telecommunication Services 1.1%
CenturyLink, Inc.	333,642	11,961,066

Wireless Telecommunication Services 0.2%
Vodafone Group PLC, ADR	82,717	2,477,374

Utilities 2.1%		22,883,291

Electric Utilities 1.2%
PPL Corp.	414,113	13,156,370

3

Balanced Fund
As of 7-31-13 (Unaudited)

			Shares	Value

Utilities (continued)

Independent Power Producers & Energy Traders 0.6%
AES Corp.			513,428	$6,387,044

Multi-Utilities 0.3%
TECO Energy, Inc.			189,014	3,339,877

Preferred Securities 1.6%				$17,734,145

(Cost $16,309,892)

Energy 0.1%				1,054,847

Oil, Gas & Consumable Fuels 0.1%
Apache Corp., Series D, 6.000%			23,082	1,054,847

Financials 0.7%				7,505,307

Capital Markets 0.2%
Hercules Technology Growth Capital Inc., 7.000%			59,525	1,547,055
The Goldman Sachs Group, Inc., 5.500%			15,975	379,231

Commercial Banks 0.5%
PNC Financial Services Group, Inc., 5.375%			203,025	4,799,511
Regions Financial Corp., 6.375%			19,025	468,586
Wells Fargo & Company, Series L, 7.500%			150	174,450

Real Estate Investment Trusts 0.0%
Weyerhaeuser Company, 6.375%			2,600	136,474

Industrials 0.8%				9,019,307

Aerospace & Defense 0.8%
United Technologies Corp., 7.500%			140,641	9,019,307

Utilities 0.0%				154,684

Electric Utilities 0.0%
Duke Energy Corp., 5.125%			6,705	154,684

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government & Agency Obligations 8.6%				$93,022,260

(Cost $94,542,957)

U.S. Government 3.5%				38,150,750

U.S. Treasury Bonds
Bond	3.125	02/15/43	$14,315,000	13,004,290
U.S. Treasury Notes
Note	1.750	05/15/23	11,572,000	10,743,885
Note	1.875	06/30/20	14,500,000	14,402,575

U.S. Government Agency 5.1%				54,871,510

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03/01/43	1,449,567	1,403,249
30 Yr Pass Thru	5.000	04/01/41	3,480,936	3,750,028

4

Balanced Fund
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

30 Yr Pass Thru	6.500	06/01/37	$79,714	$89,253
30 Yr Pass Thru	6.500	11/01/37	451,606	505,636
Federal National Mortgage Association
15 Yr Pass Thru	3.500	02/01/26	255,911	268,326
15 Yr Pass Thru	3.500	03/01/26	944,158	989,965
15 Yr Pass Thru	6.500	08/01/16	3,928	4,158
30 Yr Pass Thru	3.000	07/01/27	1,278,366	1,315,918
30 Yr Pass Thru	3.000	02/01/43	971,886	944,058
30 Yr Pass Thru	3.000	03/01/43	363,190	353,017
30 Yr Pass Thru	3.000	05/01/43	520,575	505,995
30 Yr Pass Thru	3.500	06/01/42	8,915,923	9,009,610
30 Yr Pass Thru	4.000	01/01/42	6,103,603	6,348,223
30 Yr Pass Thru	4.500	05/01/41	2,649,698	2,808,370
30 Yr Pass Thru	4.500	07/01/41	7,291,702	7,746,579
30 Yr Pass Thru	5.000	03/01/41	4,713,687	5,180,453
30 Yr Pass Thru	5.000	04/01/41	6,534,624	7,161,284
30 Yr Pass Thru	5.500	11/01/39	2,152,496	2,343,108
30 Yr Pass Thru	6.000	05/01/37	312,289	340,781
30 Yr Pass Thru	6.000	07/01/38	2,191,653	2,427,587
30 Yr Pass Thru	6.500	01/01/39	946,444	1,055,355
30 Yr Pass Thru	6.500	03/01/39	231,212	258,067
30 Yr Pass Thru	7.000	06/01/32	1,872	2,179
30 Yr Pass Thru	7.500	04/01/31	5,042	5,903
30 Yr Pass Thru	8.000	01/01/31	4,280	5,098
Government National Mortgage Association
30 Yr Pass Thru	6.500	04/15/29	41,646	47,977
30 Yr Pass Thru	9.000	04/15/21	1,165	1,333

Corporate Bonds 13.8%				$150,066,572

(Cost $148,667,781)

Consumer Discretionary 1.5%				15,926,339

Auto Components 0.2%
Allison Transmission, Inc. (S)	7.125	05/15/19	1,000,000	1,067,500
Dana Holding Corp.	6.000	09/15/23	650,000	651,625

Automobiles 0.5%
Ford Motor Credit Company LLC	5.000	05/15/18	871,000	944,672
Ford Motor Credit Company LLC	5.875	08/02/21	2,360,000	2,618,918
General Motors Financial Company, Inc. (S)	3.250	05/15/18	105,000	102,638
General Motors Financial Company, Inc. (S)	4.250	05/15/23	155,000	148,800
Hyundai Capital Services, Inc. (S)	4.375	07/27/16	1,560,000	1,660,901

Hotels, Restaurants & Leisure 0.2%
CCM Merger, Inc. (S)	9.125	05/01/19	500,000	530,000
Downstream Development Authority of the Quapaw Tribe of
Oklahoma (S)	10.500	07/01/19	300,000	309,000
Landry's, Inc. (S)	9.375	05/01/20	500,000	541,250
MGM Resorts International	8.625	02/01/19	460,000	533,025
Wok Acquisition Corp. (S)	10.250	06/30/20	230,000	257,600

Household Durables 0.0%
Arcelik AS (S)	5.000	04/03/23	300,000	265,500

Internet & Catalog Retail 0.1%
QVC, Inc. (S)	4.375	03/15/23	435,000	415,331

5

Balanced Fund
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Consumer Discretionary (continued)

QVC, Inc.	5.125	07/02/22	$300,000	$303,044

Media 0.2%
CBS Corp.	7.875	07/30/30	670,000	853,468
Cinemark USA, Inc. (S)	4.875	06/01/23	390,000	368,550
Gibson Brands, Inc. (S)	8.875	08/01/18	185,000	190,550
Myriad International Holdings BV (S)	6.000	07/18/20	500,000	516,250
Time Warner Cable, Inc.	8.250	04/01/19	525,000	611,429

Specialty Retail 0.2%
CST Brands, Inc. (S)	5.000	05/01/23	115,000	113,563
Hillman Group, Inc.	10.875	06/01/18	400,000	431,000
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10/15/19	500,000	520,000
Limited Brands, Inc.	6.625	04/01/21	750,000	825,000
Toys R Us, Inc.	10.375	08/15/17	200,000	204,500

Textiles, Apparel & Luxury Goods 0.1%
Burlington Coat Factory Warehouse Corp.	10.000	02/15/19	550,000	614,625
Hot Topic, Inc. (S)	9.250	06/15/21	315,000	327,600

Consumer Staples 0.8%				8,421,819

Beverages 0.0%
Ajecorp BV (S)	6.500	05/14/22	350,000	357,875

Food & Staples Retailing 0.2%
Safeway, Inc.	5.000	08/15/19	1,015,000	1,083,916
Safeway, Inc.	7.250	02/01/31	400,000	434,010
Sun Merger Sub, Inc. (S)	5.875	08/01/21	125,000	127,188
Tops Holding Corp. (S)	8.875	12/15/17	160,000	176,400
Tops Holding II Corp., PIK (S)	8.750	06/15/18	350,000	349,125

Food Products 0.2%
B&G Foods, Inc.	4.625	06/01/21	210,000	202,913
KazAgro National Management Holding JSC (S)	4.625	05/24/23	760,000	697,300
Simmons Foods, Inc. (S)	10.500	11/01/17	605,000	644,325

Household Products 0.1%
Harbinger Group, Inc. (S)	7.875	07/15/19	510,000	527,850
The Sun Products Corp. (S)	7.750	03/15/21	400,000	408,000
YCC Holdings LLC, PIK	10.250	02/15/16	465,000	477,792

Personal Products 0.1%
Revlon Consumer Products Corp. (S)	5.750	02/15/21	400,000	403,500

Tobacco 0.2%
Alliance One International, Inc. (S)	9.875	07/15/21	1,335,000	1,314,975
Alliance One International, Inc.	10.000	07/15/16	890,000	934,500
Vector Group, Ltd.	7.750	02/15/21	270,000	282,150

Energy 1.1%				12,362,932

Energy Equipment & Services 0.1%
Exterran Partners LP (S)	6.000	04/01/21	100,000	101,500
Key Energy Services, Inc.	6.750	03/01/21	140,000	137,200
Offshore Group Investment, Ltd. (S)	7.125	04/01/23	330,000	330,825
RKI Exploration & Production LLC (S)	8.500	08/01/21	450,000	456,750
Rowan Companies, Inc.	4.875	06/01/22	445,000	465,389

Gas Utilities 0.1%
DCP Midstream LLC (S)	9.750	03/15/19	560,000	719,340

6

Balanced Fund
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Energy (continued)

DCP Midstream LLC (5.850% to 05/21/2023, then 3 month
LIBOR + 3.850%) (S)	5.850	05/21/43	$585,000	$558,675

Oil, Gas & Consumable Fuels 0.9%
Afren PLC (S)	11.500	02/01/16	300,000	347,250
BreitBurn Energy Partners LP	7.875	04/15/22	250,000	251,875
CNOOC Finance 2013, Ltd.	3.000	05/09/23	315,000	287,060
DCP Midstream Operating LP	3.875	03/15/23	340,000	318,445
Energy Transfer Partners LP	5.200	02/01/22	200,000	214,077
Enterprise Products Operating LLC (7.000% to 06/01/2017,
then 3 month LIBOR + 2.778%)	7.000	06/01/67	650,000	684,125
EP Energy LLC	7.750	09/01/22	300,000	330,000
EV Energy Partners LP	8.000	04/15/19	425,000	429,250
Goodrich Petroleum Corp.	8.875	03/15/19	200,000	205,000
Halcon Resources Corp.	8.875	05/15/21	130,000	131,300
Hess Corp.	8.125	02/15/19	850,000	1,082,225
Kerr-McGee Corp.	6.950	07/01/24	700,000	844,347
Lukoil International Finance BV (S)	3.416	04/24/18	1,000,000	985,200
Midstates Petroleum Company, Inc. (S)	9.250	06/01/21	640,000	628,800
Newfield Exploration Company	5.750	01/30/22	395,000	406,850
Pacific Rubiales Energy Corp. (S)	5.125	03/28/23	350,000	330,050
Penn Virginia Corp.	8.500	05/01/20	160,000	160,800
Petrobras Global Finance BV	4.375	05/20/23	430,000	387,605
Petroleos de Venezuela SA	5.375	04/12/27	650,000	378,625
Rex Energy Corp. (S)	8.875	12/01/20	200,000	207,500
Summit Midstream Holdings LLC (S)	7.500	07/01/21	230,000	234,600
TransCanada Pipelines, Ltd. (6.350% to 05/15/2017, then 3
month LIBOR + 2.210%)	6.350	05/15/67	325,000	341,269
WPX Energy, Inc.	6.000	01/15/22	400,000	407,000

Financials 4.8%				52,081,367

Capital Markets 1.0%
Jefferies Group, Inc.	6.875	04/15/21	650,000	728,910
Jefferies Group, Inc.	8.500	07/15/19	320,000	393,286
JPMorgan Chase & Company (5.150% to 05/01/2023, then 3
month LIBOR + 3.250%) (Q)	5.150	05/01/23	535,000	496,213
Macquarie Bank, Ltd. (S)	6.625	04/07/21	360,000	392,512
Macquarie Group, Ltd. (S)	6.000	01/14/20	300,000	321,979
Morgan Stanley	4.100	05/22/23	750,000	704,717
Morgan Stanley	5.550	04/27/17	735,000	809,563
Morgan Stanley	5.750	01/25/21	265,000	295,023
Morgan Stanley	7.300	05/13/19	1,050,000	1,245,276
The Goldman Sachs Group, Inc.	5.250	07/27/21	1,415,000	1,527,566
The Goldman Sachs Group, Inc.	5.750	01/24/22	3,770,000	4,199,301

Commercial Banks 0.6%
Abbey National Treasury Services PLC	4.000	04/27/16	1,615,000	1,713,471
Fifth Third Bancorp (5.100% to 06/30/2023, then 3 month
LIBOR + 3.033%) (Q)	5.100	06/30/23	635,000	600,075
HBOS PLC (S)	6.000	11/01/33	800,000	740,000
ICICI Bank, Ltd. (S)	4.700	02/21/18	600,000	613,242
PNC Financial Services Group, Inc. (4.850% to 06/01/2023,
then 3 month LIBOR + 3.040%) (Q)	4.850	06/01/23	415,000	377,650
Royal Bank of Scotland Group PLC	6.125	12/15/22	525,000	507,670
Sberbank of Russia (S)	6.125	02/07/22	400,000	425,000
Swedbank AB (S)	2.125	09/29/17	630,000	626,429

7

Balanced Fund
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

VTB Bank OJSC (9.500% to 12/06/2022, then 10 Year U.S.
Treasury + 8.067%) (Q)(S)	9.500	12/06/22	$200,000	$213,500
Wells Fargo & Company, Series K (7.980% to 03/15/2018,
then 3 month LIBOR + 3.770%) (Q)	7.980	03/15/18	1,012,000	1,135,970

Consumer Finance 0.4%
Capital One Financial Corp.	4.750	07/15/21	620,000	660,843
Discover Bank	7.000	04/15/20	2,000,000	2,360,516
DTEK Finance PLC (S)	7.875	04/04/18	500,000	483,125
Nationstar Mortgage LLC	7.875	10/01/20	225,000	241,313

Diversified Financial Services 0.9%
Bank of America Corp.	3.300	01/11/23	300,000	282,680
Bank of America Corp.	5.700	01/24/22	600,000	674,404
Bank of Ceylon (S)	6.875	05/03/17	300,000	309,000
Citigroup, Inc.	3.500	05/15/23	340,000	309,243
General Electric Capital Corp. (6.375% to 11/15/2017, then 3
month LIBOR + 2.289%)	6.375	11/15/67	240,000	255,600
ING US, Inc. (P)(S)	5.650	05/15/53	360,000	338,400
iPayment, Inc.	10.250	05/15/18	650,000	521,625
JPMorgan Chase & Company	4.625	05/10/21	1,085,000	1,164,867
Merrill Lynch & Company, Inc.	7.750	05/14/38	250,000	298,587
Rabobank Nederland NV (11.000% to 06/30/2019, then 3
month LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	2,224,000	2,868,960
SPL Logistics Escrow LLC (S)	8.875	08/01/20	264,000	274,560
Springleaf Finance Corp. (S)	6.000	06/01/20	450,000	415,125
The Bear Stearns Companies LLC	7.250	02/01/18	1,000,000	1,199,025
TMX Finance LLC (S)	8.500	09/15/18	210,000	216,300
UBS AG	7.625	08/17/22	615,000	684,716

Insurance 0.8%
Aflac, Inc.	8.500	05/15/19	1,500,000	1,954,812
Aon PLC	4.250	12/12/42	300,000	259,220
CNO Financial Group, Inc. (S)	6.375	10/01/20	130,000	138,288
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR + 2.125%) (S)	6.505	02/12/67	1,000,000	945,000
Liberty Mutual Group, Inc. (S)	5.000	06/01/21	1,000,000	1,057,462
Lincoln National Corp. (6.050% to 04/20/2017, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	650,000	650,000
Lincoln National Corp. (7.000% to 05/17/2016, then 3 month
LIBOR + 2.358%)	7.000	05/17/66	150,000	154,500
MetLife, Inc.	6.400	12/15/36	430,000	447,200
Nippon Life Insurance Company (P)(S)	5.000	10/18/42	400,000	399,678
Onex USI Aquisition Corp. (S)	7.750	01/15/21	490,000	492,450
Pacific LifeCorp. (S)	6.000	02/10/20	260,000	293,020
Prudential Financial, Inc. (P)	5.200	03/15/44	160,000	148,400
Prudential Financial, Inc. (5.875% to 09/1/2022, then 3 month
LIBOR + 4.175%)	5.875	09/15/42	600,000	606,000
Teachers Insurance & Annuity Association of America (S)	6.850	12/16/39	500,000	621,561
White Mountains Re Group, Ltd. (7.506% to 06/30/2017, then
3 month LIBOR + 3.200%) (Q)(S)	7.506	06/30/17	500,000	520,033
WR Berkley Corp.	5.375	09/15/20	300,000	324,105

Real Estate Investment Trusts 1.0%
Corrections Corp. of America	4.625	05/01/23	480,000	464,400
DDR Corp.	4.625	07/15/22	180,000	185,106
Goodman Funding Pty, Ltd. (S)	6.375	04/15/21	1,230,000	1,358,969

8

Balanced Fund
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

Health Care REIT, Inc.	4.125	04/01/19	$1,480,000	$1,564,629
Health Care REIT, Inc.	6.125	04/15/20	2,000,000	2,287,446
Highwoods Realty LP	5.850	03/15/17	925,000	1,020,171
Host Hotels & Resorts LP	3.750	10/15/23	250,000	232,228
Realty Income Corp.	4.650	08/01/23	205,000	210,135
Ventas Realty LP	2.700	04/01/20	325,000	308,698
Ventas Realty LP	4.000	04/30/19	1,200,000	1,258,328
Ventas Realty LP	4.750	06/01/21	720,000	758,246
Weyerhaeuser Company	7.375	03/15/32	750,000	901,340

Real Estate Management & Development 0.1%
CBRE Services, Inc.	5.000	03/15/23	150,000	144,000
NANA Development Corp. (S)	9.500	03/15/19	360,000	367,200

Thrifts & Mortgage Finance 0.0%
Nationstar Mortgage LLC	9.625	05/01/19	340,000	382,500

Health Care 0.3%				3,749,739

Health Care Equipment & Supplies 0.1%
Alere, Inc. (S)	7.250	07/01/18	450,000	488,250
MModal, Inc. (S)	10.750	08/15/20	610,000	500,200

Health Care Providers & Services 0.1%
National Mentor Holdings, Inc. (S)	12.500	02/15/18	695,000	743,650

Pharmaceuticals 0.1%
Endo Health Solutions, Inc.	7.250	01/15/22	425,000	443,063
Mylan, Inc. (S)	2.600	06/24/18	370,000	369,464
Mylan, Inc. (S)	7.875	07/15/20	770,000	883,362
VPII Escrow Corp. (S)	7.500	07/15/21	300,000	321,750

Industrials 1.9%				20,661,017

Aerospace & Defense 0.3%
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	645,000	696,600
Textron Financial Corp. (6.000% to 02/15/2017, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	2,680,000	2,358,400

Airlines 0.5%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	898,978	943,927
American Airlines 2013-2 Class A Pass Through Trust (S)	4.950	01/15/23	560,000	564,900
British Airways PLC (S)	4.625	06/20/24	930,000	939,300
British Airways PLC (S)	5.625	06/20/20	225,000	231,188
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	1,376,144	1,541,282
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04/15/19	956,471	1,037,771
US Airways 2012-2 Class A Pass Through Trust	4.625	06/03/25	600,000	589,500

Building Products 0.3%
Owens Corning	4.200	12/15/22	590,000	577,369
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	2,000,000	2,140,000

Commercial Services & Supplies 0.1%
Ahern Rentals, Inc. (S)	9.500	06/15/18	275,000	281,188
Casella Waste Systems, Inc.	7.750	02/15/19	490,000	475,300
Garda World Security Corp. (S)	9.750	03/15/17	100,000	107,250
Iron Mountain, Inc.	5.750	08/15/24	450,000	425,250
Safway Group Holding LLC (S)	7.000	05/15/18	245,000	246,225

9

Balanced Fund
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Industrials (continued)

Construction & Engineering 0.1%
Aeropuertos Dominicanos Siglo XXI SA (S)	9.250	11/13/19	$690,000	$705,525
Tutor Perini Corp.	7.625	11/01/18	575,000	603,750

Electrical Equipment 0.1%
Coleman Cable, Inc.	9.000	02/15/18	500,000	530,000

Industrial Conglomerates 0.1%
KOC Holding AS (S)	3.500	04/24/20	480,000	414,000
Odebrecht Finance, Ltd. (S)	7.125	06/26/42	650,000	633,750
Tenedora Nemak SA de CV (S)	5.500	02/28/23	250,000	246,875

Marine 0.0%
Navios South American Logistics, Inc. (S)	9.250	04/15/19	450,000	484,875

Road & Rail 0.1%
The Hertz Corp.	6.750	04/15/19	670,000	721,925
The Kenan Advantage Group, Inc. (S)	8.375	12/15/18	400,000	416,000

Trading Companies & Distributors 0.3%
Air Lease Corp.	6.125	04/01/17	260,000	273,000
Aircastle, Ltd.	6.250	12/01/19	240,000	252,600
Glencore Funding LLC (S)	4.125	05/30/23	650,000	582,754
International Lease Finance Corp. (S)	7.125	09/01/18	1,455,000	1,640,513

Information Technology 0.2%				1,799,781

Internet Software & Services 0.1%
Baidu, Inc.	3.250	08/06/18	530,000	531,668

IT Services 0.0%
Global Generations Merger Sub, Inc. (S)	11.000	12/15/20	265,000	302,763

Software 0.1%
Aspect Software, Inc.	10.625	05/15/17	650,000	659,750
First Data Corp. (S)	11.750	08/15/21	320,000	305,600

Materials 1.4%				15,615,782

Chemicals 0.5%
Braskem Finance, Ltd. (S)	7.000	05/07/20	2,065,000	2,199,225
CF Industries, Inc.	7.125	05/01/20	600,000	714,752
LyondellBasell Industries NV	5.000	04/15/19	1,235,000	1,368,029
Methanex Corp.	5.250	03/01/22	525,000	552,276
Rain CII Carbon LLC (S)	8.250	01/15/21	170,000	172,125

Construction Materials 0.1%
American Gilsonite Company (S)	11.500	09/01/17	600,000	631,500
Magnesita Finance, Ltd. (Q)(S)	8.625	04/15/17	500,000	490,000

Containers & Packaging 0.1%
ARD Finance SA, PIK (S)	11.125	06/01/18	300,000	324,000
Consolidated Container Company LLC (S)	10.125	07/15/20	400,000	418,000
Rock-Tenn Company	4.000	03/01/23	700,000	674,484

Metals & Mining 0.6%
Allegheny Technologies, Inc.	5.950	01/15/21	180,000	190,149
Allegheny Technologies, Inc.	9.375	06/01/19	845,000	1,016,328
AngloGold Ashanti Holdings PLC	8.500	07/30/20	630,000	626,357
ArcelorMittal	10.350	06/01/19	2,000,000	2,415,000
Barrick Gold Corp. (S)	4.100	05/01/23	520,000	442,653

10

Balanced Fund
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Materials (continued)

Commercial Metals Company	7.350	08/15/18	$500,000	$550,000
Gerdau Trade, Inc. (S)	4.750	04/15/23	325,000	294,125
Metinvest BV (S)	8.750	02/14/18	500,000	481,350
SunCoke Energy, Inc.	7.625	08/01/19	227,000	236,648
Vedanta Resources PLC (S)	7.125	05/31/23	300,000	292,500
Walter Energy, Inc. (S)	9.875	12/15/20	250,000	213,750

Paper & Forest Products 0.1%
Georgia-Pacific LLC	7.250	06/01/28	200,000	247,126
Neenah Paper, Inc. (S)	5.250	05/15/21	160,000	157,600
Westvaco Corp.	7.950	02/15/31	780,000	907,805

Telecommunication Services 1.1%				12,367,966

Diversified Telecommunication Services 0.8%
CenturyLink, Inc.	5.625	04/01/20	150,000	153,000
CenturyLink, Inc.	6.450	06/15/21	400,000	422,000
CenturyLink, Inc.	7.600	09/15/39	665,000	630,088
Crown Castle Towers LLC (S)	6.113	01/15/20	450,000	511,290
GTP Acquisition Partners I LLC (S)	4.704	05/15/18	725,000	694,016
GTP Acquisition Partners I LLC (S)	7.628	06/15/16	1,475,000	1,547,290
Telecom Italia Capital SA	6.999	06/04/18	400,000	441,992
Telecom Italia Capital SA	7.200	07/18/36	1,875,000	1,817,121
Telecom Italia Capital SA	7.721	06/04/38	1,175,000	1,173,262
Telefonica Emisiones SAU	6.421	06/20/16	925,000	1,017,596

Wireless Telecommunication Services 0.3%
Clearwire Communications LLC (S)	12.000	12/01/15	1,140,000	1,208,400
Digicel Group, Ltd. (S)	8.250	09/30/20	885,000	951,375
MetroPCS Wireless, Inc. (S)	6.250	04/01/21	285,000	290,700
Millicom International Cellular SA (S)	4.750	05/22/20	265,000	257,050
SBA Tower Trust (S)	3.598	04/15/18	515,000	510,686
Softbank Corp. (S)	4.500	04/15/20	400,000	387,000
Verizon New York, Inc.	7.000	12/01/33	350,000	355,100

Utilities 0.7%				7,079,830

Electric Utilities 0.2%
Beaver Valley II Funding Corp.	9.000	06/01/17	137,000	138,920
Electricite de France SA (5.250% to 01/29/2023, then 10
Year Swap Rate + 3.709%) (Q)(S)	5.250	01/29/23	260,000	248,625
Ipalco Enterprises, Inc.	5.000	05/01/18	650,000	676,000
Israel Electric Corp., Ltd. (S)	5.625	06/21/18	620,000	635,762
Israel Electric Corp., Ltd. (S)	7.250	01/15/19	500,000	543,989
NextEra Energy Capital Holdings, Inc. (6.650% to
06/15/2017, then 3 month LIBOR + 2.125%)	6.650	06/15/67	280,000	295,400

Independent Power Producers & Energy Traders 0.2%
AES Corp.	4.875	05/15/23	150,000	142,500
Dynegy, Inc. (S)	5.875	06/01/23	235,000	223,250
Exelon Generation Company LLC	4.250	06/15/22	550,000	553,130
NRG Energy, Inc.	7.625	01/15/18	500,000	557,500

Multi-Utilities 0.3%
CMS Energy Corp.	5.050	03/15/22	885,000	964,754
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/66	2,000,000	2,100,000

11

Balanced Fund
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Capital Preferred Securities 0.2%				$2,628,800

(Cost $2,600,982)

Financials 0.2%				2,628,800

Commercial Banks 0.2%
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	$2,440,000	2,440,000

Insurance 0.0%
MetLife Capital Trust IV (7.875% to 12/15/2032 then 3 month
LIBOR + 3.960%) (S)	7.875	12/15/37	160,000	188,800

Municipal Bonds 0.1%				$566,190

(Cost $548,766)

State of Illinois	5.100	06/01/33	610,000	566,190

Collateralized Mortgage Obligations 5.3%				$57,650,509

(Cost $62,716,603)

Commercial & Residential 3.3%				36,280,355

American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	1.941	12/25/46	15,723,560	1,150,427
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.410	06/25/45	852,440	741,186
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.765	05/10/45	705,000	784,764
Series 2006-4, Class AM	5.675	07/10/46	1,085,000	1,205,737
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	2.600	03/25/35	722,923	722,010
Series 2005-5, Class A2 (P)	2.320	08/25/35	857,649	851,185
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A4 (P)	0.750	07/25/35	551,965	497,278
Series 2005-7, Class 11A1 (P)	0.730	08/25/35	943,012	830,504
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.250	10/25/34	570,604	593,058
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.800	12/10/49	1,000,000	1,138,485
Series 2012-CR2, Class XA IO	1.955	08/15/45	4,419,708	510,582
Series 2012-CR5, Class XA IO	1.939	12/10/45	5,442,010	603,835
Series 2012-LC4, Class C (P)	5.648	12/10/44	895,000	925,825
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
Series 2004-4, Class 2AR1 (P)	0.730	06/25/34	945,651	849,204
Extended Stay America Trust
Series 2013-ESFL, Class DFL (P) (S)	3.326	12/05/31	800,000	806,742
GMAC Mortgage Corp. Loan Trust
Series 2004-AR2, Class 3A (P)	3.414	08/19/34	725,032	694,781
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.860	07/10/38	635,000	695,960
GS Mortgage Securities Corp. II
Series 2013-KYO, Class D (P) (S)	2.795	11/08/29	905,000	898,879
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.655	09/25/35	918,902	889,693
HarborView Mortgage Loan Trust
Series 2005-9, Class 2A1C (P)	0.642	06/20/35	940,325	804,678

12

Balanced Fund
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Commercial & Residential (continued)

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	5.863	04/15/45	$810,000	$898,540
Series 2006-LDP9, Class AM	5.372	05/15/47	1,400,000	1,484,995
Series 2007-CB18, Class A4	5.440	06/12/47	2,000,000	2,216,062
Series 2007-LD12, Class AM (P)	6.000	02/15/51	1,080,000	1,189,969
Series 2007-LDPX Class AM (P)	5.464	01/15/49	1,225,000	1,250,068
Series 2012-HSBC Class XA IO (S)	1.431	07/05/32	12,780,000	1,373,249
Series 2012-PHH, Class D (P) (S)	3.459	10/15/25	285,000	287,594
Series 2013-JWRZ, Class D (P) (S)	3.181	04/15/30	540,000	544,365
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	1,400,000	1,543,251
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.237	12/25/34	832,744	820,927
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.189	02/15/46	810,000	755,878
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AM	5.360	11/12/41	1,000,000	1,091,430
MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.520	05/25/35	619,312	576,042
Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10/05/25	1,250,000	1,208,604
Springleaf Mortgage Loan Trust
Series 2012-3A, Class M1 (P) (S)	2.660	12/25/59	335,000	329,073
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.808	05/10/63	3,534,793	335,127
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04/15/47	365,000	392,937
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	0.480	12/25/45	748,444	656,175
Series 2005-AR2, Class 2A1B (P)	0.560	01/25/45	335,390	287,236
Series 2005-AR2, Class 2A3 (P)	0.540	01/25/45	510,376	445,501
Series 2005-AR8, Class 2AB2 (P)	0.610	07/25/45	846,982	743,272
Wells Fargo Commercial Mortgage Trust
Series 2013-BTC, Class E (P) (S)	3.550	04/16/35	600,000	462,898
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	2.666	04/25/35	361,282	352,076
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.269	11/15/45	6,479,937	840,273

U.S. Government Agency 2.0%				21,370,154

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11/15/32	5,650,617	1,136,497
Series 3794, Class PI IO	4.500	02/15/38	3,678,816	413,655
Series 4068, Class AP	3.500	06/15/40	4,444,904	4,639,582
Series K017, Class X1 IO	1.450	12/25/21	3,064,291	280,612
Series K022, Class X1 IO	1.307	07/25/22	7,121,224	631,410
Series K708, Class X1 IO	1.511	01/25/19	5,556,527	391,852
Series K709, Class X1 IO	1.545	03/25/19	3,202,289	233,264
Series K710, Class X1 IO	1.784	05/25/19	3,485,579	298,833
Series K711, Class X1 IO	1.711	07/25/19	8,481,353	709,626
Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000	05/25/39	3,890,668	507,333
Series 2011-146, Class MA	3.500	08/25/41	1,214,723	1,257,435
Series 2012-118, Class IB IO	3.500	11/25/42	2,013,862	460,791

13

Balanced Fund
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

Series 2012-137, Class WI IO	3.500	12/25/32	$2,296,305	$456,811
Series 2012-67, Class KG	3.500	02/25/41	1,360,112	1,463,302
Series 2012-98, Class JP	3.500	03/25/42	4,146,697	4,252,840
Series 398, Class C3 IO	4.500	05/25/39	1,167,728	209,889
Series 402, Class 4 IO	4.000	10/25/39	4,185,398	514,668
Series 407, Class 15 IO	5.000	01/25/40	4,166,644	663,634
Series 407, Class 16 IO	5.000	01/25/40	717,831	104,893
Series 407, Class 17 IO	5.000	01/25/40	783,867	111,957
Series 407, Class 21 IO	5.000	01/25/39	2,503,416	389,957
Series 407, Class 7 IO	5.000	03/25/41	3,676,856	642,589
Series 407, Class 8 IO	5.000	03/25/41	1,833,515	310,921
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	3,290,062	167,894
Series 2012-114, Class IO	1.029	01/16/53	3,644,643	345,895
Series 2013-42, Class IA IO	3.500	03/20/43	1,956,265	290,086
Series 2013-42, Class YI IO	3.500	03/20/43	3,270,309	483,928

Asset Backed Securities 2.2%				$23,957,808

(Cost $23,035,519)

Asset Backed Securities 2.2%				23,957,808

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.320	10/25/36	172,925	77,928
Series 2006-ASP5, Class A2C (P)	0.370	10/25/36	341,405	154,708
Series 2006-ASP5, Class A2D (P)	0.450	10/25/36	652,424	299,028
ACE Securities Corp. Home Equity Loan Trust
Series 2005-HE3, Class M2 (P)	0.640	05/25/35	440,000	411,416
Aegis Asset Backed Securities Trust
Series 2005-4, Class M1 (P)	0.640	10/25/35	1,060,000	895,655
Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.660	05/25/35	565,000	509,262
Argent Securities, Inc.
Series 2004-W6, Class M1 (P)	0.740	05/25/34	361,003	350,243
Series 2006-M2, Class A2C (P)	0.340	09/25/36	2,223,627	911,345
Series 2003-W10, Class M1 (P)	1.270	01/25/34	284,851	272,358
Asset Backed Funding Certificates
Series 2005-AQ1, Class A4	5.010	06/25/35	352,928	357,354
Asset Backed Securities Corp. Home Equity
Series 2006-HE1, Class A3 (P)	0.390	01/25/36	581,748	536,541
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.430	07/25/36	1,084,485	988,920
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.640	05/25/35	405,941	393,634
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6	5.989	06/25/37	1,132,706	1,146,344
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03/20/43	1,419,656	1,417,425
Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B (P)	5.110	02/25/35	794,082	831,917
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	1,143,675	1,223,367
Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.650	11/25/35	805,000	732,746
Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.955	06/25/35	425,000	402,380

14

Balanced Fund
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Asset Backed Securities (continued)

GSAA Trust
Series 2005-10, Class M3 (P)	0.740	06/25/35	$740,000	$689,751
GSAMP Trust
Series 2006-NC1, Class A2 (P)	0.370	02/25/36	369,223	342,871
Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.670	11/25/35	640,000	621,352
Series 2005-6, Class M1 (P)	0.660	12/25/35	400,000	388,339
Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.940	09/25/35	417,233	377,441
Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3 (P)	0.340	06/25/36	549,142	362,498
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.640	03/25/35	370,000	351,030
Series 2005-3, Class M1 (P)	0.670	07/25/35	1,390,000	1,365,560
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	1.135	02/25/35	915,133	911,764
Series 2005-WCH1, Class M2 (P)	0.710	01/25/36	747,496	733,179
RAMP Trust
Series 2005-RS3, Class M1 (P)	0.610	03/25/35	450,000	418,866
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	582,672	620,001
Specialty Underwriting & Residential Finance Trust
Series 2006-BC1, Class A2D (P)	0.490	12/25/36	1,100,000	1,023,504
Westgate Resorts LLC
Series 2012-2A, Class A (S)	3.000	01/20/25	634,147	635,336
Series 2012-2A, Class B (S)	4.500	01/20/25	1,197,834	1,191,844
Series 2012-3A, Class A (S)	2.500	03/20/25	1,305,049	1,303,418
Series 2012-3A, Class B (S)	4.500	03/20/25	382,919	380,885
Series 2013-1A, Class B (S)	3.750	08/20/25	332,903	327,598

		Yield (%)	Shares	Value

Securities Lending Collateral 1.4%				$14,654,868

(Cost $14,654,645)

John Hancock Collateral Investment Trust (W)		0.1995(Y)	1,464,418	14,654,868

			Par value	Value

Short-Term Investments 2.1%				$23,006,000

(Cost $23,006,000)

Repurchase Agreement 2.1%				23,006,000

Barclays Tri-Party Repurchase Agreement dated 7-31-13 at 0.070% to be repurchased at $22,275,043 on 8-01-13, collateralized by
$19,408,300 U.S. Treasury Bonds, 4.500% due 5-15-38 (valued at
$22,720,632, including interest)			$22,275,000	22,275,000
Repurchase Agreement with State Street Corp. dated 7-31-13 at
0.010% to be repurchased at $731,000 on 8-1-13, collateralized by
$750,000 U.S. Treasury Note, 0.875% due 4-30-17 (valued at
$748,360, including interest)			731,000	731,000

15

Balanced Fund
As of 7-31-13 (Unaudited)

Total investments (Cost $900,980,216)† 100.7%	$1,092,255,742

Other assets and liabilities, net (0.7%)	($7,796,185)

Total net assets 100.0%	$1,084,459,557

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

PIK Paid In Kind

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(L) A portion of this security is on loan as of 7-31-12. The value of securities on loan amounted to $14,308,666.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of July 31, 2013.

† At 7-31-13, the aggregate cost of investment securities for federal income tax purposes was $914,302,563. Net unrealized appreciation aggregated $177,953,179 of which $196,560,901 related to appreciated investment securities and $18,607,722 related to depreciated investment securities.

16

Balanced Fund
As of 7-31-13 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	7-31-13	Price	Inputs	Inputs
Common Stocks	$708,968,590	$708,967,479	—	$1,111
Preferred Securities	17,734,145	17,354,914	$379,231
U.S. Government & Agency Obligations	93,022,260	—	93,022,260	—
Corporate Bonds	150,066,572	—	150,066,572	—
Capital Preferred Securities	2,628,800	—	2,628,800	—
Municipal Bonds	566,190	—	566,190	—

17

Balanced Fund
As of 7-31-13 (Unaudited)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	7-31-13	Price	Inputs	Inputs
Collateralized Mortgage Obligations	$57,650,509	—	$57,650,509	—
Asset Backed Securities	23,957,808	—	23,630,210	$327,598
Securities Lending Collateral	14,654,868	$14,654,868	—	—
Short-Term Investments	23,006,000	—	23,006,000	—

Total Investments in Securities	$1,092,255,742	$740,977,261	$350,949,772	$328,709
Other Financial Instruments
Futures	($284,250)	($284,250)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Derivative Instruments The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended July 31, 2013, the fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at July 31, 2013.

		Number					Unrealized
		of		Expiration			Appreciation
Fund	Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

U.S. Treasury Ultra Long Bond
Balanced Fund	Futures	25	Long	Sep 2013	$3,890,500	$3,606,250	($284,250)

($284,250)

18

Balanced Fund
As of 7-31-13 (Unaudited)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

19

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Balanced Fund.

36Q3 7/13
9/13

John Hancock INVESTMENTS

John Hancock Large Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2013

Large Cap Equity Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Common Stocks 98.1%		$1,725,995,785

(Cost $1,417,135,276)

Consumer Discretionary 12.9%		227,245,915

Household Durables 2.1%
Lennar Corp., Class A	1,084,646	36,736,960

Internet & Catalog Retail 5.4%
Amazon.com, Inc. (I)	314,676	94,786,701

Media 1.5%
Omnicom Group, Inc.	408,633	26,262,843

Specialty Retail 3.9%
AutoZone, Inc. (I)	39,567	17,748,965
Bed Bath & Beyond, Inc. (I)	271,038	20,726,276
Lowe's Companies, Inc.	695,024	30,984,170

Consumer Staples 6.2%		108,324,235

Beverages 5.3%
Diageo PLC, ADR	249,527	31,273,219
PepsiCo, Inc.	484,130	40,444,220
SABMiller PLC	421,016	20,698,511

Tobacco 0.9%
Philip Morris International, Inc.	178,384	15,908,285

Energy 11.9%		210,134,650

Energy Equipment & Services 3.9%
National Oilwell Varco, Inc.	339,720	23,838,152
Schlumberger, Ltd.	550,555	44,776,638

Oil, Gas & Consumable Fuels 8.0%
Apache Corp.	608,615	48,841,354
Brazil Ethanol, Inc. (I)(S)	500,000	5,000
Chevron Corp.	139,803	17,599,800
Exxon Mobil Corp.	169,326	15,874,313
Occidental Petroleum Corp.	468,662	41,734,351
Southwestern Energy Company (I)	450,246	17,465,042

Financials 26.4%		464,018,324

Capital Markets 9.7%
Morgan Stanley	1,797,118	48,899,581
State Street Corp.	509,288	35,482,095
T. Rowe Price Group, Inc.	319,715	24,055,357
The Goldman Sachs Group, Inc.	381,802	62,626,982

Commercial Banks 1.0%
Wells Fargo & Company	405,444	17,636,814

Consumer Finance 1.0%
American Express Company	226,085	16,678,290

Diversified Financial Services 10.1%
Bank of America Corp.	5,567,266	81,282,084
JPMorgan Chase & Company	1,736,267	96,762,160

Insurance 4.6%
American International Group, Inc. (I)	1,114,754	50,732,455
Prudential Financial, Inc.	378,150	29,862,506

1

Large Cap Equity Fund
As of 7-31-13 (Unaudited)

	Shares	Value
Health Care 7.2%		$126,571,681

Biotechnology 1.1%
Amgen, Inc.	170,582	18,472,325

Health Care Equipment & Supplies 1.5%
Medtronic, Inc.	489,886	27,061,303

Pharmaceuticals 4.6%
Merck & Company, Inc.	709,073	34,156,046
Novartis AG, ADR	478,477	34,263,738
Pfizer, Inc.	431,689	12,618,269

Industrials 5.6%		98,625,227

Aerospace & Defense 1.6%
L-3 Communications Holdings, Inc.	297,324	27,695,731

Air Freight & Logistics 1.2%
United Parcel Service, Inc., Class B	239,773	20,812,296

Industrial Conglomerates 1.9%
General Electric Company	1,397,580	34,059,025

Machinery 0.9%
Caterpillar, Inc.	193,682	16,058,175

Information Technology 27.4%		481,436,778

Communications Equipment 7.4%
Cisco Systems, Inc.	2,024,974	51,738,086
QUALCOMM, Inc.	1,209,302	78,060,444

Computers & Peripherals 7.7%
Apple, Inc.	197,777	89,494,093
EMC Corp.	1,779,498	46,533,873

Internet Software & Services 3.4%
Google, Inc., Class A (I)	67,992	60,349,699

IT Services 1.3%
Broadridge Financial Solutions, Inc.	800,755	23,173,850

Semiconductors & Semiconductor Equipment 2.9%
Intel Corp.	2,169,194	50,542,220

Software 4.7%
FactSet Research Systems, Inc.	342,315	37,373,952
Oracle Corp.	1,365,396	44,170,561

Materials 0.5%		9,638,975

Chemicals 0.5%
Air Products & Chemicals, Inc.	88,724	9,638,975
	Par Value
		Value
Short-Term Investments 1.8%		$32,050,000

(Cost $32,050,000)

Repurchase Agreement 1.8%		32,050,000

Barclays Tri-Party Repurchase Agreement dated 7-31-13 at 0.070% to be repurchased at $31,029,060 on 8-1-13, collateralized by $27,035,600 U.S. Treasury
Bond, 4.500% due 5-15-38 (valued at $31,649,651, including interest)	31,029,000	31,029,000

2

Large Cap Equity Fund
As of 7-31-13 (Unaudited)

Repurchase Agreement with State Street Corp. dated 7-31-13 at 0.010% to be repurchased at $1,021,000 on 8-1-13, collateralized by $1,045,000 U.S. Treasury
Note, 0.875% due 4-30-17 (valued at $1,042,715, including interest)	1,021,000	1,021,000

Total investments (Cost $1,449,185,276)† 99.9%		$1,758,045,785

Other assets and liabilities, net 0.1%		$1,123,046

Total net assets 100.0%		$1,759,168,831

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 7-31-12, the aggregate cost of investment securities for federal income tax purposes was $1,452,999,338. Net unrealized appreciation aggregated $305,046,447, of which $335,077,021 related to appreciated investment securities and $30,030,574 related to depreciated investment securities.

3

Large Cap Equity Fund
As of 7-31-13 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/13	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$227,245,915	$227,245,915	—	—
Consumer Staples	108,324,235	87,625,724	$20,698,511	—
Energy	210,134,650	210,129,650	—	$5,000
Financials	464,018,324	464,018,324	—	—
Health Care	126,571,681	126,571,681	—	—
Industrials	98,625,227	98,625,227	—	—
Information Technology	481,436,778	481,436,778	—	—
Materials	9,638,975	9,638,975	—	—
Short-Term Investments
Repurchase Agreement	32,050,000	—	32,050,000	—

Total Investments in Securities	$1,758,045,785	$1,705,292,274	$52,748,511	$5,000

Repurchase agreements. The fund may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the funds significant accounting policies, please refer to the most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.

50Q3 7/13
9/13

John Hancock INVESTMENTS

John Hancock Small Cap Intrinsic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2013

Small Cap Intrinsic Value Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Common Stocks 97.7%		$269,061,265

(Cost $251,028,615)

Consumer Discretionary 15.7%		43,295,059

Auto Components 2.4%
Azure Dynamics Corp. (I)	362,500	3,626
Tenneco, Inc. (I)	137,442	6,642,563

Diversified Consumer Services 3.6%
LifeLock, Inc. (I)	254,275	2,891,107
Outerwall, Inc. (I)	45,902	2,536,086
Regis Corp.	263,023	4,568,710

Hotels, Restaurants & Leisure 2.7%
Bravo Brio Restaurant Group, Inc. (I)	188,728	3,083,816
Vail Resorts, Inc.	63,315	4,240,839

Media 2.4%
Cinemark Holdings, Inc.	141,580	4,122,810
ReachLocal, Inc. (I)	182,698	2,358,631

Multiline Retail 1.0%
Big Lots, Inc. (I)	79,752	2,881,440

Specialty Retail 1.0%
Francesca's Holdings Corp. (I)	108,283	2,691,915

Textiles, Apparel & Luxury Goods 2.6%
Crocs, Inc. (I)	184,574	2,523,127
Movado Group, Inc.	130,219	4,750,389

Consumer Staples 4.3%		11,757,661

Food & Staples Retailing 0.8%
Susser Holdings Corp. (I)	40,575	2,098,539

Food Products 0.8%
Amira Nature Foods Ltd. (I)	264,102	2,139,226

Household Products 1.0%
Central Garden & Pet Company, Class A (I)	381,292	2,874,942

Personal Products 1.7%
Elizabeth Arden, Inc. (I)	113,126	4,644,954

Energy 3.0%		8,157,554

Energy Equipment & Services 1.5%
C&J Energy Services, Inc. (I)	149,006	2,883,266
Dawson Geophysical Company (I)	35,336	1,274,923

Oil, Gas & Consumable Fuels 1.5%
Kodiak Oil & Gas Corp. (I)	411,881	3,999,365

Financials 22.8%		62,657,741

Capital Markets 6.0%
Evercore Partners, Inc., Class A	125,136	5,933,949
Golub Capital BDC, Inc.	204,754	3,722,428
Pennantpark Floating Rate Capital Ltd.	191,420	2,691,365
PennantPark Investment Corp.	357,319	4,162,766

Commercial Banks 8.7%
Banner Corp.	91,183	3,381,066
BBCN Bancorp, Inc.	468,519	6,845,063

1

Small Cap Intrinsic Value Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Financials (continued)

City National Corp.	53,672	$3,731,814
East West Bancorp, Inc.	181,625	5,599,499
Prosperity Bancshares, Inc.	72,650	4,287,803

Insurance 0.9%
Validus Holdings, Ltd.	72,083	2,553,901

Real Estate Investment Trusts 4.6%
Campus Crest Communities, Inc.	354,115	4,019,205
Hudson Pacific Properties, Inc.	215,521	4,676,806
LaSalle Hotel Properties	143,521	3,866,456

Thrifts & Mortgage Finance 2.6%
Brookline Bancorp, Inc.	461,550	4,550,883
EverBank Financial Corp.	169,764	2,634,737

Health Care 15.4%		42,394,351

Biotechnology 1.7%
Emergent Biosolutions, Inc. (I)	261,178	4,620,239

Health Care Equipment & Supplies 10.1%
AtriCure, Inc. (I)	292,972	2,830,110
Given Imaging Corp., ADR (I)	149,006	2,312,573
Greatbatch, Inc. (I)	155,534	5,879,185
Hill-Rom Holdings, Inc.	88,662	3,286,700
ICU Medical, Inc. (I)	34,727	2,489,579
Orthofix International NV (I)	79,470	1,804,764
STERIS Corp.	71,908	3,237,298
The Cooper Companies, Inc.	47,444	6,041,993

Health Care Providers & Services 1.1%
Patterson Companies, Inc.	72,946	2,982,762

Life Sciences Tools & Services 2.5%
Bio-Rad Laboratories, Inc., Class A (I)	56,637	6,909,148

Industrials 16.3%		44,907,819

Aerospace & Defense 3.7%
B/E Aerospace, Inc. (I)	42,160	2,938,974
Esterline Technologies Corp. (I)	57,378	4,672,864
LMI Aerospace, Inc. (I)	145,596	2,692,070

Air Freight & Logistics 1.5%
Hub Group, Inc., Class A (I)	110,754	4,236,341

Building Products 1.9%
AO Smith Corp.	126,618	5,231,856

Commercial Services & Supplies 1.5%
InnerWorkings, Inc. (I)	267,767	3,127,519
Performant Financial Corp. (I)	94,296	996,709

Construction & Engineering 1.6%
MasTec, Inc. (I)	134,476	4,437,708

Machinery 3.7%
CIRCOR International, Inc.	50,650	2,660,138
CLARCOR, Inc.	76,711	4,217,571
Nordson Corp.	46,110	3,327,298

Road & Rail 0.8%
Knight Transportation, Inc.	120,836	2,050,587

2

Small Cap Intrinsic Value Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Industrials (continued)

Trading Companies & Distributors 1.6%
Watsco, Inc.	46,258	$4,318,184

Information Technology 15.9%		43,908,696

Communications Equipment 3.1%
Aruba Networks, Inc. (I)	153,751	2,733,693
Finisar Corp. (I)	170,208	3,290,121
NETGEAR, Inc. (I)	87,476	2,607,660

Electronic Equipment, Instruments & Components 1.2%
InvenSense, Inc. (I)	190,966	3,376,279

Internet Software & Services 1.7%
Angie's List, Inc. (I)	71,458	1,573,505
Channeladvisor Corp. (I)	49,637	974,871
ValueClick, Inc. (I)	84,962	2,076,471

Semiconductors & Semiconductor Equipment 1.3%
ON Semiconductor Corp. (I)	432,170	3,561,081

Software 8.6%
Cadence Design Systems, Inc. (I)	269,991	3,936,469
Guidewire Software, Inc. (I)	62,867	2,751,060
Infoblox, Inc. (I)	110,606	3,616,816
NICE Systems, Ltd., ADR	65,533	2,536,782
Qualys, Inc. (I)	213,883	3,422,128
RealPage, Inc. (I)	79,322	1,599,132
Solera Holdings, Inc.	47,741	2,716,940
SS&C Technologies Holdings, Inc. (I)	87,638	3,135,688

Materials 4.3%		11,982,384

Chemicals 3.1%
Cytec Industries, Inc.	46,851	3,649,693
H.B. Fuller Company	120,438	4,835,586

Metals & Mining 1.2%
Compass Minerals International, Inc.	46,258	3,497,105

Warrants 0.0%		$37,824

(Cost $0)

CrowdGather, Inc. (Expiration Date: 8-29-16; Strike Price: $1.50) (I)	1,875,000	2
Snap Interactive, Inc. (Expiration Date: 1-19-16, Strike Price: $2.50) (I)	1,000,000	37,822

	Par value	Value

Short-Term Investments 1.7%		$4,559,000

(Cost $4,559,000)

Repurchase Agreement 1.7%		4,559,000

Barclays Tri-Party Repurchase Agreement dated 7-31-13 at 0.070% to be repurchased at $4,412,009 on 8-1-13, collateralized by
$4,542,500 U.S. Treasury Notes, 0.750% due 6-30-17 (valued at
$4,500,308, including interest)	$4,412,000	4,412,000
Repurchase Agreement with State Street Corp. dated 7-31-13 at
0.010% to be repurchased at $147,000 on 8-1-13, collateralized by
$155,000 U.S. Treasury Notes, 0.875% due 4-30-17 (valued at
$154,661, including interest)	147,000	147,000

3

Small Cap Intrinsic Value Fund
As of 7-31-13 (Unaudited)

Total investments (Cost $255,587,615)† 99.4%	$273,658,089

Other assets and liabilities, net 0.6%	$1,606,371

Total net assets 100.0%	$275,264,460

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 7-31-13, the aggregate cost of investment securities for federal income tax purposes was $256,126,276. Net unrealized appreciation aggregated $17,531,813, of which $27,319,828 related to appreciated investment securities and $9,788,015 related to depreciated investment securities.

4

Small Cap Intrinsic Value Fund
As of 7-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	7-31-13	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$43,295,059	$43,291,433	$3,626	—
Consumer Staples	11,757,661	11,757,661	—	—
Energy	8,157,554	8,157,554	—	—
Financials	62,657,741	62,657,741	—	—
Health Care	42,394,351	42,394,351	—	—
Industrials	44,907,819	44,907,819	—	—
Information Technology	43,908,696	43,908,696	—	—
Materials	11,982,384	11,982,384	—	—
Warrants	37,824	—	37,824	—
Short-Term Investments	4,559,000	—	4,559,000	—

Total Investments in Securities	$273,658,089	$269,057,639	$4,600,450	—

Repurchase agreements. The fund may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

5

Small Cap Intrinsic Value Fund
As of 7-31-13 (Unaudited)

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended July 31, 2013, is set forth below:

		Ending
	Beginning	share	Realized	Dividend
Affiliate	share amount	amount	loss	income	Ending value

CrowdGather, Inc.
Purchased: None Sold: 3,950,000	3,950,000	None	($3,762,807)	None	None
CrowdGather, Inc. Warrant
Purchased: None Sold: None	1,875,000	1,875,000*	None	None	$2*
Snap Interactive, Inc.
Purchased: None Sold: 2,000,000	2,000,000	None	(3,016,692)	None	None
Snap Interactive, Inc. Warrant
Purchased: None Sold: None	1,000,000	1,000,000*	None	None	37,822*

*At period end, issuer was held but was not an affiliated company.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.

64Q3 7/13
9/13

John Hancock INVESTMENTS

John Hancock Global Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2013

Global Opportunities Fund
As of 7-31-13 (Unaudited)

	Shares	Value
Common Stocks 95.3%		$244,301,599

(Cost $277,105,673)

Australia 1.6%		4,012,000

Amcor, Ltd.	421,623	4,012,000

Bermuda 0.8%		2,188,161

Catlin Group, Ltd.	284,332	2,188,161

Brazil 0.9%		2,403,577

GP Investments, Ltd., BDR (I)	1,482,000	2,403,577

Canada 3.7%		9,616,698

Ivanhoe Energy, Inc. (I)	3,701,367	3,315,410
Karnalyte Resources, Inc. (I) (V)	2,171,830	6,301,288

France 3.4%		8,622,203

Safran SA	59,732	3,519,360
Vivendi SA	238,079	5,102,843

Germany 1.6%		4,158,130

Deutsche Boerse AG	58,771	4,158,130

Hong Kong 1.8%		4,735,396

Hutchison Whampoa, Ltd.	419,355	4,735,396

Ireland 2.6%		6,569,202

Accenture PLC, Class A	32,228	2,378,749
Covidien PLC	30,734	1,894,136
CRH PLC	101,145	2,120,054
Mallinckrodt PLC (I)	3,841	176,263

Japan 4.5%		11,467,266

Canon, Inc.	151,482	4,683,197
Honda Motor Company, Ltd.	65,249	2,412,254
Keihin Corp.	118,082	1,790,296
Meitec Corp.	26,507	716,724
Optex Company, Ltd.	35,868	585,472
Ryoyo Electro Corp.	50,674	408,015
Sankyo Company, Ltd.	10,067	444,590
Shimachu Company, Ltd.	17,349	426,718

Luxembourg 3.2%		8,095,726

SES SA	275,358	8,095,726

Netherlands 3.1%		7,890,525

Koninklijke Ahold NV	212,460	3,494,999
Wolters Kluwer NV	181,485	4,395,526

Norway 1.1%		2,817,041

Orkla ASA	363,820	2,817,041

Singapore 0.9%		2,365,480

ComfortDelGro Corp., Ltd.	1,505,847	2,365,480

Switzerland 5.2%		13,249,991

Novartis AG	108,965	7,825,801
Roche Holdings AG	14,339	3,525,374
Tyco International, Ltd.	54,548	1,898,816

1

Global Opportunities Fund
As of 7-31-13 (Unaudited)

United Kingdom 14.1%			$36,054,384

Aon PLC		42,444	2,864,970
British American Tobacco PLC		109,294	5,845,323
British Sky Broadcasting Group PLC		444,700	5,600,596
GlaxoSmithKline PLC		92,184	2,354,073
HSBC Holdings PLC		525,919	5,965,936
Pearson PLC		411,644	8,467,908
Vodafone Group PLC		1,653,074	4,955,578

United States 46.8%			120,055,819

Apple, Inc.		6,667	3,016,818
Arthur J. Gallagher & Company		25,021	1,110,432
Automatic Data Processing, Inc.		58,116	4,189,582
Baxter International, Inc.		49,173	3,591,596
Brazil Ethanol, Inc. (I) (S)		283,419	2,834
Chevron Corp.		39,087	4,920,662
Emerson Electric Company		67,486	4,141,616
Exxon Mobil Corp.		58,939	5,525,531
Huntington Bancshares, Inc.		429,554	3,672,687
Johnson & Johnson		91,989	8,600,972
JPMorgan Chase & Company		101,655	5,665,233
Kraft Foods Group, Inc.		36,822	2,083,389
Macy's, Inc.		105,799	5,114,324
Merck & Company, Inc.		63,945	3,080,231
Microsoft Corp.		192,587	6,130,044
Mondelez International, Inc., Class A		172,255	5,386,414
Northern Trust Corp.		58,172	3,405,389
Pfizer, Inc.		165,835	4,847,357
Philip Morris International, Inc.		65,329	5,826,040
Raytheon Company		67,355	4,838,783
Robert Half International, Inc.		87,708	3,266,246
Target Corp.		59,442	4,235,243
The Procter & Gamble Company		33,751	2,710,205
Time Warner Cable, Inc.		21,428	2,444,292
Time Warner, Inc.		51,301	3,194,000
United Parcel Service, Inc., Class B		40,050	3,476,340
United Technologies Corp.		65,940	6,961,286
Viacom, Inc., Class B		38,593	2,808,413
Wells Fargo & Company		133,560	5,809,860

Short-Term Investments 4.6%			$11,886,094

(Cost $11,886,094)

	Rate(%)	Par value	Value

Money Market Funds 4.6%			11,886,094

State Street Institutional Treasury Money Market Fund	0.0000(Y)	$11,886,094	11,886,094

Total investments (Cost $288,991,767)† 99.9%			$256,187,693

Other assets and liabilities, net 0.1%			$130,788

Total net assets 100.0%			$256,318,481

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

BDR Brazilian Depositary Receipts

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

2

Global Opportunities Fund
As of 7-31-13 (Unaudited)

(V) The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to the portfolio of investments.

(Y) The rate shown is the annualized seven-day yield as of 7-31-13.

† At 7-31-13, the aggregate cost of investment securities for federal income tax purposes was $323,433,517. Net unrealized depreciation aggregated $67,245,824, of which $14,583,560 related to appreciated investment securities and $52,662,264 related to depreciated investment securities.

The fund had the following sector composition as percentage of total net assets on 7-31-13:

Consumer Discretionary	19.3%
Financials	14.5%
Industrials	14.0%
Health Care	14.0%
Consumer Staples	11.0%
Information Technology	8.3%
Energy	5.4%
Materials	4.9%
Telecommunication Services	3.9%
Short-Term Investments & Other	4.7%

Total	100.0%

3

Global Opportunities Fund
As of 7-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the funds in open-end mutual funds, are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2013 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/13	Price	Inputs	Inputs
Common Stocks
Australia	$4,012,000	—	$4,012,000	—
Bermuda	2,188,161	—	2,188,161	—
Brazil	2,403,577	$2,403,577	—	—
Canada	9,616,698	9,616,698	—	—
France	8,622,203	—	8,622,203	—
Germany	4,158,130	—	4,158,130	—
Hong Kong	4,735,396	—	4,735,396	—
Ireland	6,569,202	4,449,148	2,120,054	—
Japan	11,467,266	—	11,467,266	—
Luxembourg	8,095,726	—	8,095,726	—
Netherlands	7,890,525	—	7,890,525	—

4

Global Opportunities Fund
As of 7-31-13 (Unaudited)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/13	Price	Inputs	Inputs
Norway	$2,817,041	—	$2,817,041	—
Singapore	2,365,480	—	2,365,480	—
Switzerland	13,249,991	$1,898,816	11,351,175	—
United Kingdom	36,054,384	2,864,970	33,189,414	—
United States	120,055,819	120,052,985	—	$2,834
Short-Term Investments	11,886,094	11,886,094	—	—

Total Investments in Securities	$256,187,693	$153,172,288	$103,012,571	$2,834
Other Financial Instruments
Forward Foreign Currency Contracts	($221,782)	—	($221,782)	—

Derivative Instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended July 31, 2013, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. The following table summarizes the contracts held at July 31, 2013.

								Net Unrealized
					Contractual	Unrealized	Unrealized	Appreciation/
Contract to Buy			Contract to Sell	Counterparty	Settlement Date	Appreciation	Depreciation	(Depreciation)

				Bank of Montreal
CAD	3,802,263	USD	3,625,000		9/17/2013	$72,836	-	72,836
				State Street Bank
CAD	20,499,073	USD	19,721,089	and Trust Company	9/17/2013	214,988	-	214,988
				State Street Bank
USD	23,124,308	CAD	24,301,335	and Trust Company	9/17/2013	-	($509,606)	(509,606)

						$287,824	($509,606)	(221,782)

Transactions in securities of affiliated issuers

5

Global Opportunities Fund
As of 7-31-13 (Unaudited)

Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended July 31, 2013, is set forth below:

		Beginning	Ending
		share	share	Realized	Dividend
Affiliate		amount	amount	gain (loss)	income	Ending value

BHG SA
Purchased: None	Sold: 2,347,417	2,347,417	None	($542,796)	None	None
Fortune Minerals, Ltd.
Purchased: None	Sold: 8,350,560	8,350,560	None	($3,389,556)	None	None
Ivanhoe Energy, Inc.
Purchased: None	Sold: 18,044,755	21,746,122	3,701,367*	($9,117,983)	None	$3,315,410*
Karnalyte Resources, Inc.
Purchased: None	Sold: 381,939	2,553,769	2,171,830	($118,719)	None	$6,301,288
Warren Resources, Inc.
Purchased: None	Sold: 7,134,520	7,134,520	None	$836,276	None	None

* At period end, issuer was held but was not an affiliated company.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.

69Q3 7/13
9/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	September 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	September 19, 2013

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 19, 2013